Short-term bank loan - Additional information (Details) ¥ in Millions	Jan. 15, 2019	Jul. 11, 2018	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Short-term Debt [Line Items]
Short-term bank loan				$ 1,400,894	$ 1,455,580
Loan agreement | Bank Of China (Lishui Branch) | Forest Food
Short-term Debt [Line Items]
Short-term bank loan			¥ 10	$ 146,000,000
Maturity date	Jan. 14, 2020	Jan. 10, 2019
Effective interest rate	4.86%	6.09%